Leases - Weighted-average Remaining Lease Terms and Discount Rates of Leases (Details)	May 31, 2021
Leases [Abstract]
Weighted-average remaining lease term (in years): Finance lease	1 year 9 months 25 days
Weighted-average remaining lease term (in years): Operating lease	5 years 3 months 7 days
Weighted-average discount rate: Finance lease	9.20%
Weighted-average discount rate: Operating lease	4.39%